Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Columbia Large Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	3.18%	12.23%	8.35%
Columbia Large Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	7.61%	12.71%	8.18%
Columbia Large Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	9.70%	13.85%	9.26%
Columbia Large Cap Value Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	9.71%	13.86%	9.32%
Columbia Large Cap Value Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	9.78%	13.93%	9.37%
Without Sales Load [Member] | Columbia Large Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	9.46%	13.56%	8.99%
Without Sales Load [Member] | Columbia Large Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	8.61%	12.71%	8.18%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	13.73%	15.66%	12.58%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.91%	13.02%	8.60%